Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Amortized cost	$ 62,847	$ 81,756
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	62,112	80,806
Non-investment grade	363	432
Impaired	144	157
Carrying amount of securities measured at FVOCI subject to impairment	62,619	81,395
Items not subject to impairment	505	525
Carrying amount of securities measured at FVOCI	63,124	81,920
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	65,196	56,885
Non-investment grade	1,127	967
Amount before allowance for credit losses	66,323	57,852
Allowance for credit losses	28	29
Amortized cost	66,295	57,823
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	62,074	80,719
Non-investment grade	363	431
Carrying amount of securities measured at FVOCI subject to impairment	62,437	81,150
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	65,196	56,885
Non-investment grade	849	647
Amount before allowance for credit losses	66,045	57,532
Allowance for credit losses	11	10
Amortized cost	66,034	57,522
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	38	87
Non-investment grade		1
Carrying amount of securities measured at FVOCI subject to impairment	38	88
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	278	320
Amount before allowance for credit losses	278	320
Allowance for credit losses	17	19
Amortized cost	261	301
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	144	157
Carrying amount of securities measured at FVOCI subject to impairment	$ 144	$ 157